Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 311,772
Ending balance	328,524	R$ 311,772
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	24,164	14,313
Purchases	1,748	6,110
Transfer between level 3 to 1		(90)
Sales and distributions	(778)	(12,972)
Gain recognized in finance income	6,462	16,803
Ending balance	R$ 31,596	R$ 24,164